Cover Page	May 15, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	FEDERAL AGRICULTURAL MORTGAGE CORPORATION
City Area Code	202
Local Phone Number	872-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-14951
Entity Central Index Key	0000845877
Entity Tax Identification Number	52-1578738
Entity Address, Address Line One	1999 K Street, N.W., 4th Floor,
Entity Address, Postal Zip Code	20006
Amendment Flag	false
Entity Incorporation, State or Country Code	X1
Current Fiscal Year End Date	--12-31
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A voting common stock
Trading Symbol	AGM.A
Security Exchange Name	NYSE
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C non-voting common stock
Trading Symbol	AGM
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.000% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	AGM.PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.700% Non-Cumulative Preferred Stock, Series D
Trading Symbol	AGM.PRD
Security Exchange Name	NYSE
Series E Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.750% Non-Cumulative Preferred Stock, Series E
Trading Symbol	AGM.PRE
Security Exchange Name	NYSE
Series F Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	5.250% Non-Cumulative Preferred Stock, Series F
Trading Symbol	AGM.PRF
Security Exchange Name	NYSE
Series G Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	4.875% Non-Cumulative Preferred Stock, Series G
Trading Symbol	AGM.PRG
Security Exchange Name	NYSE